Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consisted of the following:

	June 30,	December 31,
	2022	2021
	(in thousands)
Construction	$374	$11,192
Insurance	1,055	2,582
Payroll	1,188	792
Production	872	461
Professional services	539	273
Other	261	720

Total accrued liabilities	$4,289	$16,020

Accrued liabilities consisted of the following:

	December 31,
	2021	2020

	(in thousands)
Accrued construction expenses	$11,192	$—
Accrued insurance	2,582	—
Accrued payroll	792	1,125
Accrued agriculture expenses	461	—
Accrued legal fees	273	—
Accrued other	748	169

Total accrued liabilities	$16,048	$1,294